Related Party Transactions - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Guarantees provided for related party receivables or payables	$ 0	$ 0
Guarantees received for related party receivables or payables	0	0
Provision for expected credit losses	0	0
Expense for expected credit losses due from related parties	0	0
Other related party transactions	$ 0